DEBT - Debt and Lease Restrictions (Details) (USD $)	Dec. 31, 2011 acquisition	Apr. 30, 2003	Dec. 31, 2011 Golar LNG Partners Subsidiary	Mar. 31, 2012 Subsequent event Golar LNG Partners Subsidiary	Dec. 31, 2011 Golar Freeze Limited
Debt and lease restrictions:
Restrictive covenants, minimum amount of cash and cash equivalents	$ 25,000,000
Number of subsidiaries of compliance with restrictive covenants			1	1
Percentage ownership in subsidiary		100.00%	65.00%		100.00%
Excess of proceeds over the historical cost of entities transferred to the Partnership.			$ 165,800,000
Maximum number of acquisitions permitted in waiver covenant	2